Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	6 Months Ended
Jun. 30, 2012
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	820,243
Vested	(667,974)
Forfeited	(254,392)
Ending Balance	2,432,187
Weighted Average Exercise Price
Beginning Balance	$ 23.30
Granted	$ 21.91
Vested	$ 25.03
Forfeited	$ 23.00
Ending Balance	$ 22.39
Weighted Average Fair Value
Beginning Balance	$ 9.11
Granted	$ 9.55
Vested	$ 9.37
Forfeited	$ 9.08
Ending Balance	$ 9.08